Schedule of Asset Retirement Obligations Liability (Details) - USD ($)	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 14, 2022	Dec. 31, 2022	Dec. 31, 2021
Asset retirement obligations - December 31, 2021		$ 246,866	$ 21,937	$ 21,937	$ 21,937
Accretion expense		5,865			1,092
Asset retirement obligations - December 31, 2022	$ 246,866	252,731			246,866	21,937
Estimated liabilities recorded					223,837
Predecessor [Member]
Asset retirement obligations - December 31, 2021	21,937		$ 21,937	21,937	21,937
Accretion expense
Asset retirement obligations - December 31, 2022				$ 21,937		$ 21,937
Successor [Member]
Asset retirement obligations - December 31, 2021		$ 246,866
Accretion expense	1,092
Asset retirement obligations - December 31, 2022	246,866				$ 246,866
Estimated liabilities recorded	$ 245,774